SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2025
Segment Information
SEGMENT INFORMATION

3.	SEGMENT INFORMATION

Under IFRS 8 (Segment Information), operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”) which, in the case of Codere Online, is the Chief Executive Officer (“CEO”). The CODM is responsible for allocating resources and assessing performance of the business. For management purposes, Codere Online’s operating segments are formed by Codere Online’s business in Spain, Mexico, Colombia, Panama and Argentina.

The CEO primarily measures the performance of Codere Online’s business by its revenue and EBITDA, which is calculated as net income/(loss), after adding back income tax benefit/(expense), net financial results, depreciation and amortization.

Codere Online will report financial information, both internally and externally, based on the organizational structure approved by its CEO. Thus, the reportable segments for these Unaudited Interim Condensed Consolidated Financial Statements consist of Codere Online’s operations in Spain and Mexico. Colombia, Panama and Argentina are grouped under “Other Operations”. Codere Israel Marketing Support Services LTD and Codere Online, Codere (Gibraltar) Marketing Services LTD, SEJO and Surviving Corporation have been grouped and reported under “Supporting”.

The entities that have been aggregated under “Other operations” and “Supporting” have been grouped in accordance with guidance allowed under IFRS 8, Operating Segments. Based on both IFRS 8:BC30 and the diagram included in the implementation guidance accompanying IFRS 8, if two or more components of a business meet the aggregation criteria, they may be combined for external reporting purposes into a single operating segment, notwithstanding that they may individually exceed the quantitative thresholds. Additionally, the entities aggregated in the “Other operations” and “Supporting” segments all meet the following conditions: (i) aggregation is consistent with the core principle of IFRS 8, (ii) the segments have similar economic characteristics, (iii) the segments are similar in the nature of the products and services offered, (iv) the segments are similar in the nature of their production processes, (v) the segments are similar in the type or class of customer for their products and services, (vi) the segments have similar methods used to distribute their products and provide their services and (vii) the segments have a similar nature of their regulatory environment. The segments referred to above include the information related to the online business provided in each country. Inter-segment transactions are carried out on an arm’s length basis and are included in the “Eliminations” column. Information relating to other Codere Online companies not specifically included in these segments is reported under “Other Operations”.

The following tables break down certain information presented in the Unaudited Interim Condensed Consolidated statements of operations for the six months ended June 30, 2025 and 2024:

06/30/2025	Spain	Mexico	Other Operations	Supporting	Eliminations	Total Group
Revenue	44,017	53,837	7,476	27,734	(27,734)	105,330
Personnel expenses	(1,216)	(984)	(507)	(5,984)	-	(8,691)
Depreciation and amortization	(69)	(10)	(2)	(233)	-	(315)
Other operating expenses	(35,373)	(53,725)	(7,498)	(24,457)	27,735	(93,317)
Operating expenses	(36,658)	(54,719)	(8,007)	(30,674)	27,735	(102,323)
OPERATING INCOME/(LOSS)	7,359	(881)	(531)	(2,940)	1	3,007
Finance income	744	264	255	1,244	(2,195)	311
Finance costs	(16)	(1,166)	(3,598)	(2,552)	2,138	(5,194)
Net financial results	728	(902)	(3,344)	(1,309)	(57)	(4,883)
NET INCOME/(LOSS) BEFORE TAX	8,086	(1,783)	(3,874)	(4,249)	(56)	(1,876)
Income tax benefit/(expense)	(691)	-	7	(586)	-	(1,270)
NET INCOME/(LOSS) FOR THE PERIOD	7,395	(1,783)	(3,867)	(4,835)	(56)	(3,146)
Attributable to equity holders of the Parent	7,395	(1,784)	(3,867)	(4,835)	(56)	(3,147)
Attributable to non-controlling interests	-	1	-	-	-	1

06/30/2024	Spain	Mexico	Other Operations	Supporting	Eliminations	Total Group
Revenue	44,130	49,187	8,790	25,578	(25,577)	102,108
Personnel expenses	(1,222)	(778)	(666)	(6,770)	-	(9,436)
Depreciation and amortization	(49)	(18)	(4)	(27)	-	(98)
Other operating expenses	(33,962)	(49,083)	(10,781)	(22,697)	25,578	(90,945)
Operating expenses	(35,233)	(49,879)	(11,451)	(29,494)	25,578	(100,479)
OPERATING INCOME/(LOSS)	8,897	(692)	(2,660)	(3,916)	-	1,629
Finance income	1,028	322	1,395	(3,138)	(5,011)	(5,404)
Finance costs	(49)	(1,325)	3,175	(2,368)	5,013	4,446
Net financial results	979	(1,003)	4,571	(5,507)	2	(958)
NET INCOME/(LOSS) BEFORE TAX	9,876	(1,694)	1,910	(9,423)	2	671
Income tax benefit/(expense)	5	-	5	(932)	-	(922)
NET INCOME/(LOSS) FOR THE PERIOD	9,881	(1,694)	1,915	(10,355)	2	(251)
Attributable to equity holders of the Parent	9,881	(1,695)	1,915	(10,355)	2	(252)
Attributable to non-controlling interests	-	1	-	-	-	1

The following tables break down certain information presented in the Unaudited Interim Condensed Consolidated Statement of financial position as of June 30, 2025 and in the consolidated statement of financial position as of December 31, 2024.

06/30/2025	Spain	Mexico	Other Operations	Supporting	Eliminations	Total Group
NON-CURRENT ASSETS	636	10	65	219,778	(209,184)	11,304
CURRENT ASSETS	74,293	15,269	11,576	96,199	(139,002)	58,336
Trade receivables and other current assets	12,978	1,956	1,774	39,914	(51,273)	5,349
Current financial assets	49,184	2,532	2,323	41,521	(87,699)	7,861
Cash and cash equivalents	12,132	10,781	7,479	14,764	(30)	45,125
TOTAL ASSETS	74,929	15,279	11,641	315,977	(348,186)	69,640
EQUITY	55,818	(22,230)	(12,051)	208,530	(209,510)	20,557
NON-CURRENT LIABILITIES	242	0	(2)	7,257	3	7,500
CURRENT LIABILITIES	18,869	37,509	23,694	100,189	(138,678)	41,583
Current lease liabilities	61	-	-	130	0	191
Borrowings	2,855	2,665	12,200	75,136	(91,247)	1,609
Trade payables and other current liabilities	15,952	34,844	11,494	24,923	(47,431)	39,783
TOTAL EQUITY AND LIABILITIES	74,929	15,279	11,641	315,977	(348,186)	69,640

12/31/2024	Spain	Mexico	Other Operations	Supporting	Eliminations	Total Group
NON-CURRENT ASSETS	709	31	80	220,495	(209,698)	11,617
CURRENT ASSETS	72,540	15,408	10,176	104,118	(139,319)	62,923
Trade receivables and other current assets	13,403	3,672	1,457	39,739	(49,149)	9,122
Current financial assets	46,819	2,915	2,691	51,209	(90,140)	13,494
Cash and cash equivalents	12,318	8,821	6,028	13,170	(30)	40,307
TOTAL ASSETS	73,249	15,439	10,256	324,613	(349,017)	74,540
EQUITY	48,448	(21,134)	(11,467)	218,341	(209,968)	24,220
NON-CURRENT LIABILITIES	-	-	(3)	5,359	2	5,358
CURRENT LIABILITIES	24,801	36,573	21,726	100,913	(139,051)	44,962
Current lease liabilities	350	-	-	14	-	364
Borrowings	5,921	3,329	13,231	72,925	(92,041)	3,365
Trade payables and other current liabilities	18,530	33,244	8,495	27,974	(47,010)	41,233
TOTAL EQUITY AND LIABILITIES	73,249	15,439	10,256	324,613	(349,017)	74,540

Codere Online does not have any customers that individually account for 10% or more of its interest and income for the six months ended June 30, 2025 and 2024.